UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period:  03/31/16

Item 1. Schedule of Investments.

Franklin Templeton Money Fund Trust
Statement of Investments, March 31, 2016 (unaudited)

Franklin Templeton U.S. Government Money Fund	Shares	Value
Management Investment Companies (Cost $320,062,116) 100.4%
[a] The U.S. Government Money Market Portfolio, 0.15%	320,062,116	$320,062,116
Other Assets, less Liabilities (0.4)%		(1,335,350)
Net Assets 100.0%		$318,726,766

a The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton U.S. Government Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton

U.S. Government Money Fund (Fund) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

Effective November 1, 2015, Franklin Templeton Money Fund was renamed Franklin Templeton U.S.

Government Money Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At March 31, 2016, the Fund owned 1.31% of the Portfolio.

3. INCOME TAXES

At March 31, 2016, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changed to the Fund’s investment policies to allow the Fund to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Fund invests, through the Portfolio, at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 per share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund is implementing the various amendments as they become effective at various dates through October 2016.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios

Statement of Investments, March 31, 2016 (unaudited)

The U.S. Government Money Market Portfolio	Principal Amount	Value
Investments 103.1%
U.S. Government and Agency Securities 85.0%
[a] FFCB,
4/01/16	30,000,000	$30,000,000
4/04/16	46,500,000	46,498,876
4/08/16	30,000,000	29,998,308
4/14/16	75,000,000	74,992,146
4/19/16	30,000,000	29,995,800
4/20/16	85,000,000	84,987,439
4/26/16	50,000,000	49,989,931
4/27/16	20,000,000	19,995,811
4/29/16	22,000,000	21,995,893
5/10/16	87,000,000	86,969,840
[a] FHLB,
4/01/16	286,148,000	286,148,000
4/06/16	29,100,000	29,098,747
4/07/16	100,000,000	99,994,917
4/08/16	406,000,000	405,979,911
4/11/16	271,000,000	270,975,797
4/12/16	134,470,000	134,457,979
4/13/16	586,239,000	586,177,656
4/14/16	500,000,000	499,944,163
4/15/16	391,000,000	390,947,389
4/18/16	155,000,000	154,977,546
4/19/16	100,000,000	99,985,250
4/20/16	450,000,000	449,921,625
4/22/16	462,600,000	462,516,419
4/27/16	500,000,000	499,875,597
5/04/16	500,000,000	499,846,917
5/06/16	200,000,000	199,937,340
5/13/16	500,000,000	499,820,333
5/16/16	100,000,000	99,959,375
5/17/16	100,000,000	99,957,833
5/18/16	299,450,000	299,328,030
[a] FHLMC,
4/01/16	500,000,000	500,000,000
4/04/16	50,000,000	49,998,958
4/07/16	150,000,000	149,993,750
4/08/16	50,000,000	49,995,917
4/15/16	115,500,000	115,489,576
4/25/16	35,000,000	34,994,867
4/26/16	11,700,000	11,697,888
6/02/16	120,000,000	119,922,500
[a] FNMA,
4/01/16	560,520,000	560,520,000
4/04/16	1,000,000,000	999,983,333
4/06/16	268,170,000	268,159,940
4/20/16	199,040,000	199,016,795
5/06/16	72,500,000	72,480,334
5/09/16	50,000,000	49,987,861
5/18/16	71,250,000	71,224,791
[a] U.S. Treasury Bill,
4/07/16	700,000,000	699,972,887
4/14/16	500,000,000	499,951,611
4/21/16	750,000,000	749,934,583
4/28/16	311,650,000	311,598,265
5/05/16	600,000,000	599,810,521
5/12/16	500,000,000	499,817,749
5/19/16	212,475,000	212,390,010
5/26/16	200,000,000	199,909,479
6/02/16	400,000,000	399,776,111
6/09/16	400,000,000	399,761,950

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Statement of Investments, March 31, 2016 (unaudited) (continued)
6/16/16	600,000,000	599,561,417
6/23/16	500,000,000	499,654,167
6/30/16	64,950,000	64,901,287
7/07/16	50,000,000	49,932,706
7/14/16	50,000,000	49,933,844
7/21/16	500,000,000	499,732,135
7/28/16	400,000,000	399,462,444
8/04/16	248,020,000	247,623,110
8/11/16	50,000,000	49,924,925
8/18/16	700,000,000	699,251,910
8/25/16	250,000,000	249,574,978
9/01/16	250,000,000	249,490,000
9/08/16	50,000,000	49,896,667
9/15/16	750,000,000	748,973,240
9/22/16	700,000,000	698,505,896
9/29/16	250,000,000	249,402,951
10/13/16	250,000,000	249,646,766
2/02/17	150,000,000	149,279,403
3/02/17	200,000,000	198,835,875
[a] U.S. Treasury Note,
4/15/16	250,000,000	249,995,794
8/31/16	100,000,000	100,000,000
Total U.S. Government and Agency Securities (Cost $20,725,244,059)		20,725,244,059
[b] Repurchase Agreements 18.1%
Barclays Capital Inc., 0.26%, 4/01/16 (Maturity Value $39,000,282)
Collateralized by U.S. Treasury Note, 1.375%, 12/31/18 (valued at $39,973,505)	39,000,000	39,000,000
Deutsche Bank Securities Inc., 0.30%, 4/01/16 (Maturity Value $74,000,617)
Collateralized by U.S. Treasury Bill, 0.30%, 3/30/17 (valued at $75,480,025)	74,000,000	74,000,000
Federal Reserve Bank, 0.25%, 4/01/16 (Maturity Value $3,850,026,736)
Collateralized by U.S. Treasury Bond, 8.125%, 5/15/21; and U.S. Treasury Note,
1.75% - 2.375%, 7/31/20 - 2/15/24 (valued at $3,850,026,797)	3,850,000,000	3,850,000,000
Goldman Sachs & Co., 0.25%, 4/01/16 (Maturity Value $125,000,868)
Collateralized by U.S. Treasury Note, 4.75%, 8/15/17 (valued at $127,544,857)	125,000,000	125,000,000
HSBC Securities Inc., 0.27%, 4/01/16 (Maturity Value $225,001,688)
Collateralized by U.S. Government and Agency Securities, 0.565% - 5.125%,
8/25/16 - 2/01/20 (valued at $229,502,113)	225,000,000	225,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.26%, 4/01/16 (Maturity Value $90,600,654)
Collateralized by U.S. Treasury Bill, 0.58%, 3/30/17 (valued at $92,494,334)	90,600,000	90,600,000
Total Repurchase Agreements (Cost $4,403,600,000)		4,403,600,000
Total Investments (Cost $25,128,844,059) 103.1%		25,128,844,059

Other Assets, less Liabilities (3.1)%		(753,352,473)
Net Assets 100.0%		$24,375,491,586

a The security is traded on a discount basis with no stated coupon rate.
b At March 31, 2016, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective November 1, 2015, The Money Market Portfolio was renamed The U.S. Government Money Market Portfolio and implemented changes to the investment strategies.

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2016, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. MONEY FUND REFORM

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio invests at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. The Portfolio is implementing the various amendments as they become effective at various dates through October 2016.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 26, 2016